Short-term bank loans (Details)	0 Months Ended
	Aug. 19, 2012 Bank loan due August 19, 2012 with extended maturity date of August 19, 2013	Aug. 19, 2011 Bank loan due August 19, 2012 with extended maturity date of August 19, 2013 USD ($)	Aug. 19, 2011 Bank loan due August 19, 2012 with extended maturity date of August 19, 2013 CNY	Aug. 05, 2011 Bank Loan Due August 5, 2012 USD ($)	Aug. 05, 2011 Bank Loan Due August 5, 2012 CNY	Aug. 17, 2011 Standby Letter of Credit USD ($)	Aug. 17, 2011 Standby Letter of Credit CNY	Mar. 30, 2012 Bank Loan Due April 3, 2013 USD ($)	Mar. 30, 2012 Bank Loan Due April 3, 2013 CNY
Short-term bank loan disclosures
Time deposits pledged to secure bank loan			177,688,627		355,000,000		120,000,000		658,715,750
Bank loan		$ 24,000,000		$ 50,000,000		$ 15,000,000		$ 95,000,000
Bank loans, interest rate per annum over 3-month LIBOR (as a percent)	2.35%	2.65%	2.65%	2.32%	2.32%	3.50%	3.50%
Bank loans, interest rate per annum (as a percent)								2.19%	2.19%
Variable interest reference rate	3-month LIBOR	3-month LIBOR	3-month LIBOR	3-month LIBOR	3-month LIBOR	3-month LIBOR	3-month LIBOR